Schedule of Fair Value of Assets and Liabilities (Details) - Ocean Biomedical Inc [Member] $ in Thousands	Mar. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Backstop Forward Purchase Agreement asset	$ 24,672
Total	24,672
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Backstop Forward Purchase Agreement asset
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Backstop Forward Purchase Agreement asset
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Backstop Forward Purchase Agreement asset	24,672
Total	$ 24,672